Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) (USD $)
In Thousands, unless otherwise specified
Jun. 30, 2014
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2014	$ 42,395
Capital leases 2015	31,790
Capital leases 2016	31,672
Capital leases 2017	54,953
Capital leases 2018	51,296
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2014	164,366
Direct financing leases remainder of 2014	34,718
Leases remainder of 2014	199,084
Operating leases 2015	319,745
Direct financing leases 2015	74,908
Leases remainder of 2015	394,653
Operating leases 2016	337,841
Direct financing leases 2016	75,064
Leases remainder of 2016	412,905
Operating leases 2017	355,519
Direct financing leases 2017	204,109
Leases remainder of 2017	559,628
Operating leases 2018	314,918
Direct financing leases 2018	173,701
Leases remainder of 2018	$ 488,619